INCOME TAX (Details 1) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Jun. 30, 2015	Jun. 30, 2014
Federal:
Current
Deferred			$ (73,608)	$ (59,973)	$ (290,437)	$ (438,568)
State and local:
Current
Deferred			(21,628)	(17,621)	$ (85,337)	$ (128,862)
Change in valuation allowance			$ 95,236	$ 77,594	$ 375,774	$ 567,430
Income tax provision (benefit)